VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 12.0%
Bermuda : 0.1%
Digicel International Finance
Ltd. 144A
8.62%, 08/01/32 USD 22 $ 22,635
Underline
China : 1.6%
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27 USD 95 93,918
New World China Land Ltd.
Reg S
4.75%, 01/23/27 USD 77 65,704
NWD Finance BVI Ltd. Reg S
5.25% (US Treasury
Yield Curve Rate T 5
Year+7.89%), 03/22/26
(o)(a) USD 334 149,028
10.13% (US Treasury
Yield Curve Rate T 3
Year+6.20%), 0 (o)(a) USD 72 37,388
346,038
Colombia : 2.7%
Ecopetrol SA
8.38%, 01/19/36 USD 139 143,644
8.88%, 01/13/33 USD 146 158,352
Geopark Ltd. Reg S
8.75%, 01/31/30 USD 159 143,888
Gran Tierra Energy, Inc.
Reg S
9.50%, 10/15/29 USD 160 135,548
581,432
Guyana : 0.2%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 37 37,244
Secure International Finance
Co., Inc. Reg S
10.00%, 06/03/29 ∞ USD 12 12,415
49,659
Indonesia : 0.5%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 99 102,191
Underline
Luxembourg : 0.7%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 137 144,768
Underline
Mexico : 0.0%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 120 325
Underline
Nigeria : 0.8%
SEPLAT Energy PLC 144A
9.12%, 03/21/30 † USD 161 165,550
Underline
Oman : 0.4%
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 † USD 86 91,105
Underline
Panama : 0.5%
AES Panama Generation
Holdings SRL Reg S
Par
(000’s) Value
Panama (continued)
4.38%, 05/31/30 USD 119 $ 112,114
Underline
Paraguay : 0.9%
Frigorifico Concepcion SA
Reg S
7.70%, 07/21/28 † USD 251 186,581
Underline
Peru : 1.5%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 † USD 219 190,626
5.62%, 06/19/47 USD 183 135,471
326,097
Singapore : 0.9%
GLP Pte Ltd. Reg S
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 05/17/26
(o)(a) USD 168 116,322
Medco Maple Tree Pte Ltd.
Reg S
8.96%, 04/27/29 USD 79 82,618
198,940
Thailand : 0.6%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 130 130,112
Underline
United Kingdom : 0.6%
HTA Group Ltd. 144A
7.50%, 06/04/29 † USD 22 22,880
Trident Energy Finance PLC
144A
12.50%, 11/30/29 USD 91 95,145
118,025
Total Corporate Bonds
(Cost: $2,404,661) 2,575,572
GOVERNMENT OBLIGATIONS: 81.7%
Angola : 0.5%
Angolan Government
International Bond 144A
8.25%, 05/09/28 USD 79 79,566
9.38%, 05/08/48 † USD 41 35,310
114,876
Argentina : 2.3%
Argentine Republic
Government International
Bond
0.12%, 07/09/30 EUR 160 128,575
0.75%, 07/09/30 (s) USD 261 176,431
1.00%, 07/09/29 USD 266 193,702
498,708
Bahamas : 0.2%
Bahamas Government
International Bond 144A
8.25%, 06/24/36 USD 33 35,691
Underline
Barbados : 0.2%
Barbados Government
International Bond 144A

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Barbados (continued)
8.00%, 06/26/35 USD 35 $ 36,459
Underline
Benin : 0.0%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 8 8,201
Underline
Bolivia : 1.4%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 265 206,859
7.50%, 03/02/30 USD 110 90,244
297,103
Brazil : 4.6%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 2,951 544,705
10.00%, 01/01/35 BRL 2,773 439,991
984,696
Cameroon : 0.2%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 37 37,262
Underline
Chile : 3.9%
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
4.70%, 09/01/30 CLP 220,000 223,803
5.00%, 10/01/28 CLP 160,000 166,250
6.00%, 04/01/33 CLP 420,000 451,449
841,502
China : 2.3%
China Government Bond
Reg S
1.75%, 02/21/27 CNY 2,500 351,997
2.28%, 03/15/27 CNY 1,000 141,860
493,857
Colombia : 1.9%
Colombian TES
11.50%, 07/25/46 COP 1,233,000 303,571
12.75%, 11/28/40 COP 354,500 94,746
398,317
Costa Rica : 0.3%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 61 63,730
Underline
Czech Republic : 2.7%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 7,860 317,285
4.90%, 04/14/34 CZK 3,780 187,717
Czech Republic Government
Bond Reg S
1.00%, 06/26/26 CZK 1,300 61,678
566,680
Democratic Republic of the Congo : 1.7%
Congolese International
Bond Reg S
Par
(000’s) Value
Democratic Republic of the Congo
(continued)
6.00%, 06/30/29 (s) USD 406 $ 372,272
Underline
Dominican Republic : 0.4%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 89 93,405
Underline
Ecuador : 2.3%
Ecuador Government
International Bond Reg S
0.00%, 07/31/30 ^ USD 360 280,350
6.90%, 07/31/35 (s) USD 275 208,354
488,704
Egypt : 0.9%
Egypt Government
International Bond Reg S
8.88%, 05/29/50 USD 211 190,862
Underline
El Salvador : 0.0%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 82 2,121
Underline
Gabon : 1.8%
Gabon Government
International Bond 144A
7.00%, 11/24/31 USD 22 17,687
Gabon Government
International Bond Reg S
7.00%, 11/24/31 USD 214 172,063
9.50%, 02/18/29 USD 200 187,927
377,677
Ghana : 0.6%
Ghana Government
International Bond Reg S
0.00%, 01/03/30 ^ USD 160 137,248
Underline
Guatemala : 0.5%
Guatemala Government
Bond 144A
6.25%, 08/15/36 USD 105 108,641
Underline
Hungary : 2.3%
Hungary Government Bond
2.25%, 06/22/34 HUF 28,000 59,693
3.00%, 08/21/30 HUF 36,200 93,941
7.00%, 10/24/35 HUF 36,250 110,216
9.50%, 10/21/26 HUF 76,580 237,993
501,843
Indonesia : 1.6%
Indonesia Treasury Bond
6.50%, 07/15/30 IDR 5,344,000 334,381
Underline
Ivory Coast : 0.9%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 15 15,068
6.88%, 10/17/40 EUR 171 187,795
202,863

Par
(000’s) Value
Kenya : 0.3%
Republic of Kenya
Government International
Bond Reg S
8.25%, 02/28/48 USD 63 $ 57,226
Underline
Kuwait : 1.0%
Kuwait International
Government Bond 144A
4.65%, 10/09/35 USD 222 222,000
Underline
Malaysia : 4.7%
Malaysia Government Bond
2.63%, 04/15/31 MYR 576 132,146
3.34%, 05/15/30 MYR 1,563 373,180
3.83%, 07/05/34 MYR 1,640 400,467
4.05%, 04/18/39 MYR 411 101,633
1,007,426
Mexico : 7.2%
Mexican Bonos
7.75%, 11/13/42 MXN 10,800 513,629
8.00%, 11/07/47 MXN 10,310 494,687
8.00%, 07/31/53 MXN 11,260 535,707
1,544,023
Morocco : 0.3%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 53 58,601
Underline
Nigeria : 0.4%
Nigeria Government
International Bond 144A
8.25%, 09/28/51 USD 103 93,099
Underline
Oman : 0.5%
Oman Government
International Bond 144A
6.25%, 01/25/31 USD 99 106,939
Underline
Paraguay : 0.4%
Paraguay Government
International Bond Reg S
7.90%, 02/09/31 PYG 669,000 91,299
Underline
Peru : 0.5%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 371 116,959
Underline
Philippines : 2.0%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 24,547 418,177
Underline
Poland : 5.2%
Republic of Poland
Government Bond
5.00%, 10/25/35 PLN 2,296 612,265
6.00%, 10/25/33 PLN 1,705 492,129
1,104,394
Romania : 2.0%
Romanian Government
International Bond 144A
5.88%, 07/11/32 EUR 296 356,468
Par
(000’s) Value
Romania (continued)
6.75%, 07/11/39 EUR 53 $ 63,827
420,295
Saudi Arabia : 2.4%
Saudi Government
International Bond 144A
3.38%, 03/05/32 EUR 438 520,015
Underline
Singapore : 0.7%
Singapore Government
Bond
2.75%, 03/01/35 SGD 106 88,078
3.38%, 09/01/33 SGD 71 61,205
149,283
South Africa : 6.4%
Republic of South Africa
Government Bond
8.75%, 01/31/44 ZAR 13,889 700,445
8.75%, 02/28/48 ZAR 11,278 564,334
9.00%, 01/31/40 ZAR 1,855 98,427
1,363,206
South Korea : 1.7%
Korea Treasury Bond
2.62%, 03/10/30 KRW 274,300 194,514
4.12%, 12/10/33 KRW 212,000 163,808
358,322
Sri Lanka : 1.1%
Sri Lanka Government
International Bond 144A
3.60%, 06/15/35 (s) USD 85 62,185
Sri Lanka Government
International Bond Reg S
3.60%, 06/15/35 (s) USD 227 165,946
228,131
Thailand : 4.3%
Thailand Government Bond
1.58%, 12/17/35 THB 10,523 328,336
2.05%, 04/17/28 THB 10,471 330,341
2.98%, 06/17/45 THB 6,443 230,424
3.39%, 06/17/37 THB 864 31,919
921,020
Trinidad and Tobago : 0.3%
Trinidad & Tobago
Government International
Bond Reg S
5.95%, 01/14/31 USD 54 55,177
Underline
Turkey : 1.5%
Turkiye Government
International Bond
5.75%, 05/11/47 † USD 410 325,883
Underline
Uganda : 2.2%
Republic of Uganda
Government Bonds
14.25%, 06/22/34 UGX 912,000 234,328
14.38%, 02/03/33 UGX 330,000 87,259
16.25%, 11/08/35 UGX 508,000 142,458
464,045

VANECK VIP EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United Arab Emirates : 1.2%
UAE International
Government Bond Reg S
2.00%, 10/19/31 USD 280 $ 250,851
Underline
Uruguay : 1.2%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 6,042 166,718
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 3,421 87,186
253,904
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 40 36,810
Underline
Zambia : 0.5%
Zambia Government Bond
13.00%, 01/25/31 ZMW 2,947 103,402
Underline
Total Government Obligations
(Cost: $16,319,889) 17,457,586
Number
of Shares Value
MONEY MARKET FUND : 7.5%
Invesco Treasury Portfolio -
Institutional Class 3.99%(b) 1,613,609 $ 1,613,609
Underline
Total Investments Before Collateral for
Securities Loaned: 101.2%
(Cost: $20,338,159) 21,646,767
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.0%
Money Market Fund: 4.0%
(Cost: $846,093)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(c) 846,093 846,093
Total Investments: 105.2%
(Cost: $21,184,252) 22,492,860
Liabilities in excess of other assets: (5.2)% (1,114,944)
NET ASSETS: 100.0% $ 21,377,916
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguay Guarani
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha
(a) Variable rate security — the rate shown is as of 09/30/25
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
(d) Security in default
† Security fully or partially on loan. Total market value of securities on loan is $812,565.
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at September 30, 2025.
^ Zero Coupon Bond
(b) Rate shown is the 7-day yield as of 09/30/25.

(c) Rate shown is the 1-day yield as of 09/30/25.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,141,229, or 14.7% of net assets.